Notes Payable (Details) - Schedule of payments due on financing leases	Dec. 31, 2021 USD ($)
Notes Payable (Details) - Schedule of payments due on financing leases [Line Items]
2022	$ 99,075
2023	99,075
2024	99,075
2025	99,075
2026	99,075
Thereafter	99,075
Total payments	594,450
Less: amount representing interest	(72,178)
Present value of minimum lease payments	522,272
Payments Due on Financing Leases [Member]
Notes Payable (Details) - Schedule of payments due on financing leases [Line Items]
2022	8,161
2023	8,161
2024	1,515
2025
2026
Thereafter
Total payments	17,837
Less: amount representing interest	(1,036)
Present value of minimum lease payments	$ 16,801